Leases (Details) - Schedule of Maturities of Lease Liabilities	6 Months Ended
Sep. 30, 2023 USD ($)
Operating Leases [Member]
Schedule of Maturities of Lease Liabilities [Line Items]
2024	$ 1,480,891
2025	722,332
2026	392,444
2027	236,966
2028	205,134
Thereafter	621,288
Total lease payments	3,659,055
Less: imputed interest	(477,388)
Present value of lease liabilities	3,181,667
Finance Leases [Member]
Schedule of Maturities of Lease Liabilities [Line Items]
2024	271,254
2025	167,087
2026	145,521
2027	56,918
2028	4,019
Thereafter
Total lease payments	644,799
Less: imputed interest	(72,494)
Present value of lease liabilities	$ 572,305